Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000125239 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125239 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000125239 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125239 | 880770102 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125239 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125239 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125239 | 533900106 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125239 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125239 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125239 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125239 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Percent of Total Investments	17.80%
C000125239 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	82.20%
C000125239 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125239 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125239 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125239 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125239 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125239 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000125239 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000125239 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000125240 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000125240 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000125240 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125240 | 880770102 | Teradyne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125240 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125240 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125240 | 533900106 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125240 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125240 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125240 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125240 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Percent of Total Investments	17.80%
C000125240 | Technology26622P107
Holdings [Line Items]
Percent of Total Investments	82.20%
C000125240 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125240 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125240 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125240 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125240 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000125240 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000125240 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000125240 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%